Share Capital	12 Months Ended
Apr. 30, 2023
Disclosure of classes of share capital [abstract]
SHARE CAPITAL
12.
SHARE CAPITAL
a)
Authorized:

Unlimited common shares without par value.

b)
Share capital transactions:

2022 Transactions

On May 3, 2021, the Company issued 41,488 common shares pursuant to the final deferred payment for the acquisition of IPA Europe. The common shares were valued at $0.5 million.

On April 13, 2022, the Company issued 4,077,774 common shares pursuant to the acquisition of BioStrand (Note 6). The common shares were valued at $29.1 million.

During the year ended April 30, 2022, the Company issued 188,000 common shares pursuant to the exercise of stock options for total gross proceeds of $0.6 million. A value of $0.4 million was transferred from contributed surplus to share capital as a result. The weighted average share price at the dates the stock options were exercised was $7.95.

During the year ended April 30, 2022, the Company issued 925,076 common shares pursuant to the exercise of warrants and finder’s warrants for total gross proceeds of $3.2 million. A value of $0.3 million was transferred from contributed surplus to share capital as a result.

During the year ended April 30, 2022, the Company issued 75,292 common shares with a value of $0.3 million pursuant to the conversion of $0.3 million principal balance of convertible debentures.

2023 Transactions

During the year ended April 30, 2023, the Company issued 263,537 common shares pursuant to the exercise of stock options for total gross proceeds of $0.7 million. A value of $0.8 million was transferred from contributed surplus to share capital as a result. The weighted average share price at the dates the stock options were exercised was US $4.50.

During the year ended April 30, 2023, the Company issued 309,877 common shares with a value of $1.3 million pursuant to the conversion of $1.3 million principal balance of convertible debentures.

c)
Options

The following table summarizes stock option awards during the years ended April 30, 2023 and 2022, including the fair value determined using the Black-Scholes option pricing model:

Grant date	Stock options granted	Exercisable price/option $	Awarded to	Share price on grant date $	Dividend yield	Expected volatility	Risk-free rate	Expected life	Fair value
May 9, 2021(3)	10,000	7.72(7)	Strategic Board Members	9.42	0%	78%	0.70%	5.0 years	$0.06 million
June 13, 2021(4)	43,750	7.14(7)	Consultant	8.63	0%	78%	0.71%	3.0 years	$0.2 million
August 7, 2021(2)	45,000	9.19	Employees	9.19	0%	79%	0.80%	5.0 years	$0.3 million
January 2, 2022(1)	28,250	6.89	Directors	6.89	0%	77%	1.18%	4.0 years	$0.1 million
January 7, 2022(2)	225,000	7.94	Officers and employees	7.94	0%	77%	1.42%	5.0 years	$1.1 million
January 7, 2022(2)	113,000	7.94	Employees	7.94	0%	77%	1.42%	4.7 years	$0.5 million
January 13, 2022(5)	15,000	8.30	Officer	8.30	0%	77%	1.43%	1.0 years	$0.04 million
January 13, 2022(2)	24,000	8.30	Employees	8.30	0%	77%	1.43%	4.7 years	$0.1 million
March 11, 2022(6)	25,000	6.35	Consultant	4.67	0%	76%	1.77%	2.0 years	$0.03 million
May 15, 2022(2)	80,000	5.79	Employees	3.79	0%	77%	2.73%	5.0 years	$0.3 million
February 19, 2023(1)	29,060	4.10(7)	Directors	4.10(7)	0%	77%	3.57%	4.0 years	$0.1 million
February 19, 2023(2)	609,452	4.10(7)	Officers and employees	4.10(7)	0%	77%	3.57%	5.0 years	$2.2 million

(1)
Vesting conditions are as follows: one-quarter 3 months after grant date; one-quarter 6 months after grant date; one-quarter 9 months after grant date; and one-quarter 12 months after grant date.
(2)
Vesting conditions are as follows: one-third 6 months after grant date; one-third 12 months after grant date; and one-third 18 months after grant date.
(3)
Vesting conditions are as follows: one-third one year after grant date; one-third two years after grand date; and one-third three years after grant date.
(4)
The option vested immediately.
(5)
Vesting conditions are as follows: one-third 2 months after grant date; one-third 4 months after grant date; and one-third 6 months after grant date.
(6)
Vesting conditions are as follows: one-half 3 months after grant date; one-half 6 months after grant date.
(7)
Priced in US dollars

Expected volatility of options granted is based on the historical volatility of the company from January 1, 2019 to the option grant date.

During the year ended April 30, 2023, the Company has recorded $1.9 million (2022 - $3.1 million) of share-based payments expense.

The changes in the stock options for the years ended April 30, 2023 and 2022 are as follows:

	Number of options #	Weighted average exercise price $	Weighted average life remaining (years)
Balance, April 30, 2021 (outstanding)	1,358,900	7.93	3.11
Granted	529,000	7.98	—
Exercised	(188,000)	3.26	—
Expired	(60,250)	10.75	—
Forfeited	(15,500)	20.30	—
Balance, April 30, 2022 (outstanding)	1,624,150	8.29	2.88
Granted	718,512	5.58	—
Exercised	(318,725)	3.27	—
Expired	(115,174)	9.35	—
Forfeited	(24,335)	9.45	—
Balance, April 30, 2023 (outstanding)	1,884,428	8.03	3.27
Unvested	(813,845)	5.95	4.55
Exercisable, April 30, 2023	1,070,583	9.61	2.30

Details of the options outstanding as at April 30, 2023 are as follows:

Expiry Date	Exercise price $	Remaining life (year)	Options outstanding	Unvested	Exercisable
September 24, 2023	4.75	0.40	19,000	-	19,000
November 7, 2023	4.10	0.52	20,000	-	20,000
December 31, 2023	5.00	0.67	180,000	-	180,000
January 11, 2024	5.00	0.70	60,000	-	60,000
September 1, 2025	8.50	2.34	250,000	-	250,000
January 6, 2026	20.30	2.69	210,000	-	210,000
May 9, 2026(1)	10.46	3.03	10,000	6,667	3,333
January 2, 2026	6.89	2.68	28,250	-	28,250
January 7, 2027	7.94	3.69	332,666	110,000	222,666
January 7, 2027	8.30	3.71	31,000	5,333	25,667
February 22, 2024	6.35	0.82	25,000	-	25,000
May 15, 2027	5.79	4.04	80,000	53,333	26,667
February 19, 2027(2)	5.55	3.81	29,060	29,060	-
February 19, 2028(2)	5.55	4.81	609,452	609,452	-
	8.03	3.27	1,884,428	813,845	1,070,583
(1)
Exercise price of US $7.72. The figure in the table above is translated at the April 30, 2023 rate.
(2)
Exercise price of US $4.10. The figure in the table above is translated at the April 30, 2023 rate.

d)
Warrants

The changes in the warrants for the years ended April 30, 2023 and 2022 are as follows:

	Number of warrants #	Weighted average exercise price $	Weighted average life remaining (years)
Balance, April 30, 2021	878,300	3.50	0.90
Exercised	(878,300)	3.50	—
Balance, April 30, 2023 and 2022	—	—	—

d)
Finder’s Warrants

The changes in the finder’s warrants for the years ended April 30, 2023 and 2022 are as follows:

	Number of warrants #	Weighted average exercise price $	Weighted average life remaining (years)
Balance, April 30, 2021	176,888	16.12	3.75
Exercised	(46,777)	3.50	—
Balance, April 30, 2022	130,111	21.59	3.77
Exercised	—	—	—
Balance, April 30, 2023	130,111	22.77	2.77

Details of the finder’s warrants outstanding as at April 30, 2023 are as follows:

Expiry Date	Exercise price $	Remaining life (year)	Warrants outstanding
February 3, 2026(1)	22.77	2.77	130,111
(1)
Exercise price of US $16.81. The figure in the table above is translated at the April 30, 2023 rate.